UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23089

M3Sixty Funds Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant's telephone number, including area code: 888-553-4233

Date of fiscal year end: 06/30/2018

Date of reporting period: 03/31/2018

Item 1.	Schedules of Investments (Unaudited)
Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK - 98.13%

Basic Materials - 0.50%
LyondellBasell Industries NV - Class A	183	$19,339
Newmont Mining Corp.	2,639	103,106
		122,445
Communications - 5.90%
Alphabet, Inc. - Class A (a)	321	332,922
AT&T, Inc.	8,221	293,079
F5 Networks, Inc. (a)	1,541	222,844
Motorola Solutions, Inc.	997	104,984
VeriSign, Inc. (a)	4,033	478,152
		1,431,981
Consumer, Cyclical - 18.54%
American Airlines Group, Inc.	829	43,075
AutoZone, Inc. (a)	616	399,593
Bed Bath & Beyond, Inc.	918	19,269
Best Buy Co., Inc.	808	56,552
Chipotle Mexican Grill, Inc. (a)	635	205,175
Darden Restaurants, Inc.	3,409	290,617
Delta Air Lines, Inc.	767	42,039
Dollar Tree, Inc. (a)	899	85,315
Ford Motor Co.	3,076	34,082
Gap, Inc.	705	21,996
Kohl's Corp.	833	54,570
L Brands, Inc.	3,828	146,268
McDonald's Corp.	2,669	417,378
Michael Kors Holdings Ltd. - Britain (a)	11,241	697,841
NIKE, Inc. - Class B	3,616	240,247
Nordstrom, Inc.	359	17,379
Ralph Lauren Corp.	1,253	140,085
Ross Stores, Inc.	1,547	120,635
Tapestry, Inc.	6,756	355,433
Target Corp.	4,764	330,765
TJX Cos., Inc.	3,012	245,659
Ulta Beauty, Inc. (a)	953	194,669
United Continental Holdings, Inc. (a)	503	34,943
Walmart, Inc.	3,424	304,633
		4,498,218
Consumer, Non-cyclical - 32.01%
AbbVie, Inc.	1,549	146,613
AmerisourceBergen Corp.	241	20,777
Baxter International, Inc.	1,443	93,853
Campbell Soup Co.	7,256	314,257
Centene Corp. (a)	229	24,473
Church & Dwight Co., Inc.	6,046	304,477
Cigna Corp.	1,556	261,003
Clorox Co.	3,959	526,982
Conagra Brands, Inc.	8,560	315,693
Constellation Brands, Inc. - Class A	1,428	325,470
Cooper Cos., Inc.	1,250	286,013
DaVita, Inc. (a)	2,760	181,994
Dr Pepper Snapple Group, Inc.	3,262	386,156
Edwards Lifesciences Corp. (a)	1,828	255,043
Endo International PLC - Ireland (a)	1,152	6,843
Envision Healthcare Corp. (a)	2,897	111,332
General Mills, Inc.	8,386	377,873
Gilead Sciences, Inc.	3,598	271,253

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK - 98.13% (continued)

Consumer, Non-cyclical - 32.01% (continued)
H&R Block, Inc.	11,123	$282,635
HCA Healthcare, Inc.	2,830	274,510
Hershey Co.	937	92,726
Hormel Foods Corp.	6,206	212,990
Humana, Inc.	98	26,345
JM Smucker Co.	1,797	222,846
Kellogg Co.	4,639	301,581
Kimberly-Clark Corp.	2,708	298,232
McCormick & Co., Inc.	3,048	324,277
McKesson Corp.	242	34,091
Philip Morris International, Inc.	2,860	284,284
Quest Diagnostics, Inc.	2,145	215,144
Sysco Corp.	5,376	322,345
Tyson Foods, Inc. - Class A	4,305	315,083
UnitedHealth Group, Inc.	531	113,634
Varian Medical Systems, Inc. (a)	1,915	234,875
		7,765,703
Energy - 0.19%
Apache Corp.	309	11,890
Baker Hughes a GE Co.	282	7,831
Transocean Ltd. (a)	2,629	26,027
		45,748
Financials - 2.29%
Alliance Data Systems Corp.	151	32,142
Everest Re Group Ltd. - Bermuda	910	233,706
Public Storage	1,452	290,966
		556,814
Industrials - 15.15%
3M Co.	1,128	247,619
Amphenol Corp. - Class A	1,444	124,372
CH Robinson Worldwide, Inc.	2,797	262,107
Expeditors International of Washington, Inc. (a)	1,529	96,786
FLIR Systems, Inc.	6,882	344,169
L3 Technologies, Inc.	1,469	305,552
Lockheed Martin Corp.	952	321,709
Northrop Grumman Corp.	459	160,246
Raytheon Co.	3,861	833,281
Republic Services, Inc.	4,600	304,658
Stericycle, Inc. (a)	4,097	239,797
TransDigm Group, Inc.	1,064	326,584
United Parcel Service, Inc. - Class B	1,030	107,800
		3,674,680
Technology - 8.32%
Accenture PLC - Ireland - Class A	1,443	221,501
Apple, Inc.	866	145,297
CA, Inc.	10,396	352,424
Dun & Bradstreet Corp.	491	57,447
Electronic Arts, Inc. (a)	876	106,206
Fiserv, Inc. (a)	4,840	345,140
HP, Inc.	962	21,087
International Business Machines Corp.	1,937	297,194
KLA-Tencor Corp.	1,488	162,207
Microsoft Corp.	766	69,913
Oracle Corp.	2,687	122,930
Synopsys, Inc. (a)	1,405	116,952
		2,018,298

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK - 98.13% (continued)

Utilities - 15.23%
AES Corp.	3,210	$36,498
Alliant Energy Corp.	2,549	104,152
Ameren Corp.	5,222	295,722
American Electric Power Co., Inc.	4,282	293,702
CMS Energy Corp.	6,535	295,970
Consolidated Edison, Inc.	3,691	287,677
DTE Energy Co.	847	88,427
Edison International	1,623	103,320
Entergy Corp.	1,178	92,803
Eversource Energy	4,910	289,297
Exelon Corp.	2,985	116,445
FirstEnergy Corp.	10,863	369,451
PG&E Corp.	4,227	185,692
PPL Corp.	3,193	90,330
Public Service Enterprise Group, Inc.	6,301	316,562
SCANA Corp.	6,021	226,089
Sempra Energy	949	105,548
WEC Energy Group, Inc.	4,697	294,502
Xcel Energy, Inc.	2,233	101,557
		3,693,744

TOTAL COMMON STOCK (Cost $22,359,542)		23,807,631

TOTAL INVESTMENTS (Cost $22,359,542) - 98.13%		$23,807,631
OTHER ASSETS IN EXCESS OF LIABILITES, NET - 1.87%		453,010
NET ASSETS - 100%		$24,260,641

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

Ltd. - Limited

PLC - Public Limited Company

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK - 98.05%

Communications - 13.00%
Alphabet, Inc. - Class A (a)	739	$766,446
Amazon.com, Inc. (a)	1,565	2,265,087
Cisco Systems, Inc.	18,035	773,521
Facebook, Inc. - Class A (a)	4,464	713,303
		4,518,357
Consumer, Cyclical - 5.78%
Starbucks Corp.	34,735	2,010,809

Consumer, Non-cyclical - 20.32%
Estee Lauder Cos., Inc.	4,718	706,379
JM Smucker Co.	6,861	850,833
PayPal Holdings, Inc. (a)	6,839	518,875
ResMed, Inc.	5,485	540,108
S&P Global, Inc.	4,146	792,135
Square, Inc. - Class A (a)	18,140	892,488
UnitedHealth Group, Inc.	2,950	631,300
Verisk Analytics, Inc. (a)	8,461	879,944
Zoetis, Inc.	14,988	1,251,648
		7,063,710
Energy - 4.87%
Chevron Corp.	7,369	840,361
Phillips 66	8,879	851,674
		1,692,035
Financials - 15.63%
Ally Financial, Inc.	23,204	629,989
Bank of America Corp.	58,182	1,744,878
Cboe Global Markets, Inc.	8,818	1,006,134
Mastercard, Inc. - Class A	4,912	860,386
Progressive Corp.	19,546	1,190,938
		5,432,325
Industrials - 9.71%
Boeing Co.	3,981	1,305,290
Caterpillar, Inc.	4,958	730,710
IDEX Corp.	4,292	611,653
Xylem, Inc.	9,458	727,509
		3,375,162
Technology - 28.74%
Accenture PLC - Ireland - Class A	7,854	1,205,589
Adobe Systems, Inc. (a)	5,374	1,161,214
Advanced Micro Devices, Inc. (a)	61,649	619,572
Akamai Technologies, Inc. (a)	5,690	403,876
Apple, Inc.	12,265	2,057,822
Fiserv, Inc. (a)	9,375	668,531
Micron Technology, Inc. (a)	17,507	912,815
Microsoft Corp.	11,238	1,025,692
MSCI, Inc.	7,822	1,169,154
VMware, Inc. - Class A (a)	6,311	765,335
		9,989,600

TOTAL COMMON STOCK (Cost $32,487,036)		34,081,998

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds
Cognios Large Cap Growth Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Value
TOTAL INVESTMENTS (Cost $32,487,036) - 98.05%	$34,081,998
OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.95%	676,840
NET ASSETS - 100%	$34,758,838

Percentages are stated as a percent of net assets.

(a) Non-income producing security

The following abbreviations are used in this portfolio:

PLC - Public Limited Company

The accompanying notes are an integral part of these schedules of investments.

Cognios Funds

Notes to the Schedules of Investments

March 31, 2018 (Unaudited)

The following is a summary of the significant accounting policies followed by the Cognios Large Cap Value Fund (the "Value Fund") and the Cognios Large Cap Growth Fund (the "Growth Fund"), (collectively, the "Funds") in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds' Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
•	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds' own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds' major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) - Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds - Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Cognios Funds

Notes to the Schedules of Investments

March 31, 2018 (Unaudited)

Fair Value Measurements (continued)

The following table summarizes the inputs used to value the Funds' assets and liabilities measured at fair value as of March 31, 2018:

Categories (a)	Level 1	Level 2	Level 3	Total
Value Fund:
Common Stock (b)	$23,807,631	—	—	$23,807,631
Total Investments in Securities	$23,807,631	—	—	$23,807,631
Growth Fund:
Common Stock (b)	$34,081,998	—	—	$34,081,998
Total Investments in Securities	$34,081,998	—	—	$34,081,998

(a)       As of and during the nine month period ended March 31, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)       All common stock held in the Funds are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedules of Investments.

The Funds recognize transfers, if any, between fair value hierarchy levels at the reporting period end. There were no transfers between levels during the nine month period ended March 31, 2018.

Non-Diversified Funds

The Funds are non-diversified Funds. Non-diversified Funds may or may not have a diversified portfolio of investments at any given time, and may have large amounts of assets invested in a very small number of companies, industries or securities. Such lack of diversification substantially increases market risks and the risk of loss associated with an investment in the Funds, because the value of each security will have a greater impact on the Funds' performance and the value of each shareholder's investment. When the value of a security in a non-diversified fund falls, it may have a greater impact on the Funds than it would have in a diversified fund.

Tax Matters

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at March 31, 2018 were as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Value Fund	$22,119,502	$2,626,528	$(938,399)	$1,688,129
Growth Fund	32,503,184	2,262,579	(683,765)	1,578,814

The difference between book basis unrealized appreciation and tax-basis unrealized appreciation for the Funds is attributable primarily to the tax deferral of losses on wash sales and the tax treatment of the cost of securities received as in-kind subscriptions.

Item 2.	Controls and Procedures.
(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.
Item 3.	Exhibits.
(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) M3Sixty Funds Trust

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	May 25, 2018

By:	/s/ Justin Thompson
Name:	Justin Thompson
Title:	Principal Financial Officer
Date:	May 25, 2018